Document and Entity Information	6 Months Ended
	Dec. 31, 2011	Feb. 13, 2012
Document And Entity Information
Entity Registrant Name	Delaine Corp
Entity Central Index Key	0001496139
Document Type	10-Q
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	Change on cover page.
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,080,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Condensed Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011
Current assets:
Cash	$ 9,879	$ 3,697
Total current assets	9,879	3,697
Intangible assets	6,485	6,485
Total assets	16,364	10,182
Accounts payable	29,622	15,960
Total current liabilities	29,622	15,960
Common stock, par value $.001, 75,000,000 shares authorized, 6,040,000 and 5,050,000 issued and outstanding as of December 31, 2011 and June 30, 2011	6,040	5,050
Additional paid-in capital	5,360	(3,550)
Deficit accumulated during the development stage	(24,658)	(7,278)
Total stockholder's deficit	(13,258)	(5,778)
Total liabilities and stockholder's deficit	$ 16,364	$ 10,182

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	6,040,000	5,050,000
Common stock, shares outstanding	6,040,000	5,050,000

Condensed Statements of Operations (Unaudited) (USD $)	6 Months Ended		12 Months Ended		18 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Net Revenue		$ 21		$ 21	$ 5,414
Operating expenses:
Selling, general and administrative	17,961	746	7,474	571	30,653
Operating loss before income taxes	(17,961)	(725)	(7,474)	(550)	(25,239)
Other income	581				581
Income tax (expense) benefit
Net loss	$ (17,380)	$ (725)	$ (7,474)	$ (550)	$ (24,658)
Basic and diluted loss per common share	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	5,280,833	4,234,783	5,511,667	5,050,000

Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		18 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (17,380)	$ (725)	$ (24,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Prepaid expenses		(180)
Accounts payable	13,662	5,314	29,621
Net cash provided by operating activities	(3,718)	4,409	4,964
Cash flows from investing activities:		(5,000)	(6,485)
Net cash used in investing activities		(5,000)	(6,485)
Cash flows from financing activities:
Contributed capital		1,000	1,000
Issuance of common stock for cash	9,900	500	10,400
Net cash provided by financing activities	9,900	1,500	11,400
Net increase in cash	6,182	909	9,879
Cash at beginning of period	3,697
Cash at end of period	9,879	909	9,879
Supplemental Information and Non-Monetary Transactions:
Cash paid for interest
Cash paid for income taxes
5,000,000 common shares issued for patent rights		$ 5,000	$ 5,000

Statements of Cash Flows (Parenthetical)	6 Months Ended	18 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Common shares issued for patent rights	5,000,000	5,000,000

Condensed Statement of Changes of Stockholder's Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Balance, beginning at Jun. 23, 2010
Balance, beginning, shares at Jun. 23, 2010
Common stock issued for cash	50	450		500
Common stock issued for cash, shares	50,000
Net loss			(644)	(644)
Balance, ending at Jun. 30, 2010	50	450	(644)	(144)
Balance, ending, shares at Jun. 30, 2010	50,000
Common stock issued for patent rights	5,000	(5,000)
Common stock issued for patent rights, shares	5,000,000
Contributed capital		1,000		1,000
Net loss			(6,634)	(6,634)
Balance, ending at Jun. 30, 2011	5,050	(3,550)	(7,278)	(5,778)
Balance, ending, shares at Jun. 30, 2011	5,050,000			5,050,000
Common stock issued for cash	990	8,910		9,900
Common stock issued for cash, shares	990,000
Net loss			(17,380)	(17,380)
Balance, ending at Dec. 31, 2011	$ 6,040	$ 5,360	$ (24,658)	$ (13,258)
Balance, ending, shares at Dec. 31, 2011	6,040,000			6,040,000

ORGANIZATION	6 Months Ended
Dec. 31, 2011
Organization
ORGANIZATION
1)	ORGANIZATION

Delaine Corporation (the “Company”) was incorporated on June 23, 2010 in the State of Nevada. The Company’s accounting and reporting policies conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is June 30.

The Company’s intended operations are to provide cost effective solutions for everyday problems encountered by homeowners as well as maintenance and construction professionals. Our initial product line comprises name brand and generic homeowner and contractor tools. We also intend to develop and manufacture our own proprietary products, and to wholesale our proprietary products to resellers, as well as directly to the public. Our proprietary products are in the development stage, and currently all of our sales are of products developed and manufactured by third party companies. We established a web site to help introduce our product line to the marketplace. To date, the Company’s activities have been limited to its formation, minimal operations, and the raising of equity capital.

DEVELOPMENT STAGE COMPANY

The Company is considered to be in the development stage as defined in ASC 915 “Development Stage Entities.” The Company’s efforts have been devoted primarily to raising capital, borrowing funds and attempting to implement its planned, principal activities.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Dec. 31, 2010
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

2)	SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s periodic filings with the Securities and Exchange Commission include, where applicable, disclosures of estimates, assumptions, uncertainties and markets that could affect the financial statements and future operations of the Company.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.

INTANGIBLE ASSETS

Identifiable intangible assets consist of costs of development of our Lighted Ratcheted Wrench and the patent protection of that asset, capitalized as per ASC 350-35 “General Intangibles Other than Goodwill.” Once the patent has been granted and the product is developed, the intangible assets will be amortized over the period of estimated benefit using the straight-line method and estimated useful lives ranging from one to seventeen years. No significant residual value is estimated for intangible assets.

REVENUE RECOGNITION

The Company recognizes revenue under ASC 605 “Revenue Recognition.” Under ASC 605-45, the Company determined that revenues should be recognized on the net revenue reporting method, where the Company only reports the net revenues from the drop shipped transactions. Revenue is recognized when revenues have been collected and the product has been shipped FOB shipper.

INCOME TAXES

The Company accounts for income taxes under FASB ASC 740 “Income Taxes.” Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments as defined by FASB ASC 825-10-50 include cash, trade accounts receivable, and accounts payable and accrued expenses. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at December 31, and June 30, 2011.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. FASB ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions.

The Company does not have any assets or liabilities measured at fair value on a recurring basis at December 31, and June 30, 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the years ended December 31, and June 30, 2011.

SHARE BASED EXPENSES

FASB ASC 718 “Compensation - Stock Compensation” prescribes accounting and reporting standards for all stock-based payments award to employees, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, may be classified as either equity or liabilities. The Company should determine if a present obligation to settle the share-based payment transaction in cash or other assets exists. A present obligation to settle in cash or other assets exists if: (a) the option to settle by issuing equity instruments lacks commercial substance or (b) the present obligation is implied because of an entity’s past practices or stated policies. If a present obligation exists, the transaction should be recognized as a liability; otherwise, the transaction should be recognized as equity.

SHARE BASED EXPENSES (CONTINUED)

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of FASB ASC 505-50 “Equity - Based Payments to Non-Employees.” Measurement of share-based payment transactions with non-employees shall be based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction should be determined at the earlier of performance commitment date or performance completion date.

NET INCOME OR (LOSS) PER SHARE OF COMMON STOCK

The Company has adopted ASC 260 “Earnings per Share,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings (loss) per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.

The Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding.

CONCENTRATIONS OF CREDIT RISK

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents and related party payables it will likely incur in the near future. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. At times, its cash and cash equivalents with a particular financial institution may exceed any applicable government insurance limits. The Company’s management plans to assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Management believes recently issued accounting pronouncements will have no impact on the financial statements of Delaine Corporation.

STOCKHOLDER'S EQUITY	6 Months Ended
Dec. 31, 2011
Stockholder's Deficit:
STOCKHOLDER'S EQUITY

3)	STOCKHOLDERS’ EQUITY

AUTHORIZED STOCK

The Company has authorized 75,000,000 of common shares with a par value of $0.001 per share. Each share entitles the holder to one vote, in person or proxy, on any matter on which action of the shareholder of the Company is sought.

SHARE ISSUANCES

In June, 2010, the Company issued 50,000 common shares to its Director at $0.01 per share, in exchange for $500.

In July, 2010, the Company issued 5,000,000 common shares at $0.001 per share to its Director in exchange for all title, rights, and interest in an invention (see Note 4).

In October, 2011, the Company issued 395,000 common shares at $0.01 per share to twelve individuals, in exchange for $3,950.

In November, 2011, the Company issued 595,000 common shares at $0.01 per share to eighteen individuals, in exchange for $5,950.

ASSIGNMENT OF INVENTIONS	6 Months Ended
Dec. 31, 2011
Assignment Of Inventions
ASSIGNMENT OF INVENTIONS
4)	ASSIGNMENT OF INVENTIONS

In July, 2010, the Company entered into an assignment agreement with its Director, whereby the Company’s Director assigned to the Company all title, right, and interest in and to the Lighted Ratcheting Wrench invention in exchange for 5,000,000 shares of the Company’s common stock, par value $0.001 (see Note 3).

As neither the common stock issued by the Company, nor the inventions assigned by its Director, are objectively measureable, the Company has offset the $5,000 in par value by a corresponding amount recorded in additional paid in capital, resulting in a net transaction value of $0.

Costs incurred to develop further the concept of the assigned inventions and filing for the patent protection of those inventions will be capitalized as intangible assets. As of December 31, 2011 and June 30, 2011 $6,485 has been capitalized as patent costs.

PROVISION FOR INCOME TAXES	6 Months Ended
Dec. 31, 2011
Provision For Income Taxes
PROVISION FOR INCOME TAXES
5)	PROVISION FOR INCOME TAXES

We did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. When it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit. We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carryforwards, because management has determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carryforward period.

The Company has not taken a tax position that, if challenged, would have a material effect on the financial statements for the three-month periods ended December 30, 2011 and 2010, respectively, under FASB ASC 740. We did not recognize any adjustment to the liability for uncertain tax position and therefore did not record any adjustment to the beginning balance of accumulated deficit on the consolidated balance sheet.

Operating loss carry forwards totaled $24,658 as of December 31, 2011, and $7,278 as of June 30, 2011, and will begin to expire in 2030. Accordingly, deferred Federal tax assets of approximately $8,630 and $2,547, respectively, were offset by a valuation allowance.

GOING CONCERN AND LIQUIDITY CONSIDERATIONS	6 Months Ended
Dec. 31, 2011
Going Concern And Liquidity Considerations
GOING CONCERN AND LIQUIDITY CONSIDERATIONS

6)	GOING CONCERN AND LIQUIDITY CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As of December 31, and June 30, 2011, the Company has a working capital deficit of $19,743 and $12,263 respectively and an accumulated deficit of $24,658 and $7,278, respectively. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the next twelve months.

The ability of the Company to emerge from the development stage is dependent upon, among other things, obtaining additional financing to continue operations, develop, patent and market its technology. In response to these problems, management intends to raise additional funds through public or private placement offerings. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
7)	SUBSEQUENT EVENTS

In January, 2012, the Company issued 40,000 common shares at $0.01 per share to one individual, in exchange for $400.